Note 13 - Financial Instruments	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]

13. Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, trade accounts receivable, other receivables and derivative. The principal financial liabilities of the Company consist of long-term debt, trade accounts payable, accrued expenses and amount due to related company.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage some of its exposure to variability in its floating rate long-term debt. Under the terms of the interest rate swaps the Company and the bank agreed to exchange, at specified intervals the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities. Interest rate swaps allow the Company to convert long-term debt issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, they do not qualify for hedge accounting, under the guidance relating to Derivatives and Hedging, as the Company does not have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in “Gain / (loss) on derivative, net” in the unaudited condensed consolidated statements of comprehensive income. As of June 30, 2025, the Company had one open swap contract for a notional amount of $20.0 million and hence, the Company is exposed to increases in interest rates on the remaining amount of its interest-bearing debt.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash, trade accounts receivable and derivative. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable as the Company in most cases gets paid in advance. The Company may be exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings.

Fair value of financial instruments

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value under generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The estimated fair values of the Company's financial instruments such as cash and cash equivalents, restricted cash, trade accounts receivable, trade accounts payable and amount due to related company approximate their individual carrying amounts as of December 31, 2024 and June 30, 2025, due to their short-term maturity.  Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of the Company’s long-term debt, bearing interest at variable interest rates approximate their recorded values as of June 30, 2025, due to the variable interest rate nature thereof. SOFR rates are observable at commonly quoted intervals for the full terms of the financing arrangements and hence fair value of the long-term debt is considered Level 2 item in accordance with the fair value hierarchy due to their variable interest rate, being the SOFR.

The fair value of the Company’s interest rate swap agreement is determined using a discounted cash flow approach based on market-based SOFR swap rates. SOFR swap rates are observable at commonly quoted intervals for the full terms of the swap and therefore are considered Level 2 items. The fair value of the interest rate swap determined through Level 2 of the fair value hierarchy is derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

Recurring Fair Value Measurements

	Fair Value Measurement as of December 31, 2024
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contract, current portion	Derivative, Current assets	$184,392	-	$184,392	-
Interest rate swap contract, long-term portion	Derivative, Long-term assets	$200,636	-	$200,636	-

	Fair Value Measurement as of June 30, 2025
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contract, current portion	Derivative, Current assets	$131,463	-	$131,463	-
Liabilities:
Interest rate swap contract, long-term portion	Derivative, Long-term liabilities	$88,519	-	$88,519	-

The amount of Gain / (loss) on derivative, net recognized in the unaudited condensed consolidated statements of comprehensive income, is analyzed as follows:

Derivative not designated as hedging instrument	Location of gain / (loss) recognized	Six Months Ended June 30, 2024	Six Months Ended June 30, 2025
Interest rate swap contract– Unrealized gain / (loss)	Gain / (loss) on derivative, net	783,028	(342,084)
Interest rate swap contract - Realized gain	Gain / (loss) on derivative, net	197,679	112,150
Total gain / (loss) on derivative		980,707	(229,934)